Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions
Related Party Transactions

13. Related Party Transactions

In the first quarter of 2018, in connection with an underwritten public offering of 3,592,858 shares of common stock, the offering included 14,286 shares sold to 1 officer, for aggregate proceeds totaling approximately $0.1 million and 71,429 shares sold to 1 investor who is an affiliate of 1 officer and board member, for proceeds totaling approximately $0.5 million.

14. Related Party Transactions

The Company rented an office in Northville, Michigan from an LLC owned by two officers under short‑term agreements during the years ended December 31, 2017, 2016 and 2015. The original facility lease, as amended, was cancelled and replaced with a cancellable lease agreement in August 2016 for limited use of office space in the same Northville location. The new lease agreement became effective in August 2016 and expired in September 2017. Rent expense under the related party agreements was nominal during the year ended December 31, 2017 and was $21,000 and $23,000 during the years ended December 31, 2016 and 2015, respectively. There was no rent expense under the related party agreements during the year ended December 31, 2018.

In February 2016, the Company issued an additional $0.2 million of Interim Notes, which included two notes issued to two board members (or entities they control) in the amount of $81,000. The February 2016 Interim Note issuances also included a $20,000 note to an investor who is related to an officer of the Company. The Interim Note were converted upon the close of the IPO.

In April 2016, the Company issued an additional $5.0 million of Interim Notes, which included two notes to investors who were related to two of the Company’s officers in the aggregate amount of $0.2 million. The April 2016 Interim Notes issuances also included three notes to investors who were related to three of the Company’s directors in the aggregate amount of $2.3 million. The Interim Note were converted upon the close of the IPO.

The IPO included 154,450 shares sold to 5 officers and 3 board members, totaling $1.5 million. In addition, 500,000 shares were sold to 1 investor who is related to 1 of the Company’s directors, totaling $5.0 million, and 47,000 shares totaling $0.5 million were sold to 14 investors who are related to 5 officers of the Company.

The Private Placement included 56,678 units sold to three board members, for aggregate proceeds totaling approximately $0.5 million, and 52,798 units sold to one investor who was related to one board member, for proceeds totaling approximately $0.5 million.

In the first quarter of 2018, in connection with the Follow-On Offering of 3,592,858 shares of common stock, the offering included 14,286 shares sold to 1 officer, for aggregate proceeds totaling approximately $0.1 million and 71,429 shares sold to 1 investor who is an affiliate of 1 officer and board member, for proceeds totaling approximately $0.5 million.